Summary of Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended					1 Months Ended	12 Months Ended							12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011 Oil Properties [Member]	Dec. 31, 2012 Paid in Capital [Member]	Dec. 31, 2011 Paid in Capital [Member]	Jan. 31, 2014 Non controlling Entities [Member]	Dec. 31, 2012 Rantoul Partners [Member]	Dec. 31, 2011 Rantoul Partners [Member]	Dec. 31, 2012 Rantoul Partners [Member] Working Interest [Member]	Dec. 31, 2012 Rantoul Partners [Member] Non controlling Entities [Member]	Dec. 31, 2011 Rantoul Partners [Member] Non controlling Entities [Member]	Dec. 31, 2012 Rantoul Partners [Member] Non controlling Entities [Member] Oil Properties [Member]	Dec. 31, 2011 Rantoul Partners [Member] Non controlling Entities [Member] Oil Properties [Member]	Dec. 31, 2012 Rantoul Partners [Member] Non controlling Entities [Member] Working Interest [Member] Oil Properties [Member]	Dec. 31, 2013 Maximum [Member]	Dec. 31, 2013 Minimum [Member]
Summary Of Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life															15 years	3 years
Contribution of Property			$ 2,282,918
Equity Method Investment, Ownership Percentage							75.00%	100.00%	75.00%	25.00%	11.75%
Equity Method Investment Sold Percentage						13.25%		11.75%
Number Of Investors											2
Proceeds from Sale of Interest in Partnership Unit							2,650,000	2,350,000
Assets	69,991,477	37,049,272										1,229,541	544,368
Gain On Sale Of Non Controlling Interest In Subsidiary		0		1,420,459	1,805,632
Proceeds From Liquidation Of Partnership Unit							4,792,380			1,597,461
Proceeds From Liquidation Of Partnership Unit Percentage							75.00%		75.00%	25.00%				25.00%
Available-for-sale Securities, Total	$ 552,589	$ 552,589
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	2,592,500	192,970